Loans and Allowance for Loan Losses, Impaired Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Impaired loans by loans class [Abstract]
Recorded Investment		$ 20,976	$ 22,288
Unpaid Principal Balance		21,578	23,309
Related Allowance		0	0
Average Recorded Investment		20,963	23,161
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	18,141	19,546
Unpaid Principal Balance	[1]	18,743	20,461
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	18,296	20,237
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,835	2,742
Unpaid Principal Balance		2,835	2,848
Related Allowance		0	0
Average Recorded Investment		2,667	2,924
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		1,322	1,386
Unpaid Principal Balance		1,464	1,556
Related Allowance		0	0
Average Recorded Investment		1,467	1,560
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	1,217	1,274
Unpaid Principal Balance	[1]	1,359	1,444
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	1,385	1,503
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		105	112
Unpaid Principal Balance		105	112
Related Allowance		0	0
Average Recorded Investment		82	57
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		115	38
Unpaid Principal Balance		115	88
Related Allowance		0	0
Average Recorded Investment		64	123
Commercial [Member] | Other [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	115	38
Unpaid Principal Balance	[1]	115	88
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	38	123
Commercial [Member] | Other [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Average Recorded Investment		26	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		16,900	17,503
Unpaid Principal Balance		17,200	18,060
Related Allowance		0	0
Average Recorded Investment		16,617	18,032
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	14,414	15,210
Unpaid Principal Balance	[1]	14,714	15,661
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	14,358	15,577
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,486	2,293
Unpaid Principal Balance		2,486	2,399
Related Allowance		0	0
Average Recorded Investment		2,259	2,455
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		235	336
Unpaid Principal Balance		255	356
Related Allowance		0	0
Average Recorded Investment		292	348
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	235	252
Unpaid Principal Balance	[1]	255	272
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	241	262
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0	84
Unpaid Principal Balance		0	84
Related Allowance		0	0
Average Recorded Investment		51	86
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,404	3,025
Unpaid Principal Balance		2,544	3,249
Related Allowance		0	0
Average Recorded Investment		2,523	3,098
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	2,160	2,772
Unpaid Principal Balance	[1]	2,300	2,996
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	2,274	2,772
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		244	253
Unpaid Principal Balance		244	253
Related Allowance		0	0
Average Recorded Investment		$ 249	$ 326

[1]	Includes New York, New Jersey, Vermont and Massachusetts.